Capital Lease Obligations - Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Less current portion	$ (4,546)	$ (4,422)
Long-term portion	54,581	59,128
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 59,127	$ 63,550